REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING
FIRM


Board of Trustees of the Two Roads
Trust and Shareholders of
Redwood Managed Volatility Fund
Redwood Managed Municipal
Income Fund
Redwood AlphaFactor(r) Tactical
Core Fund
Redwood AlphaFactor(r) Tactical
International Fund
Redwood Systematic Macro Trend
(SMarT) Fund
Redwood Activist Leaders(tm) Fund

In planning and performing our audit
of the financial statements of
Redwood Managed Volatility Fund,
Redwood Managed Municipal
Income Fund, and Redwood
AlphaFactor(r) Tactical Core Fund, as
of and for the year ended October 31,
2018, and of Redwood AlphaFactor(r)
Tactical International Fund, Redwood
Systematic Macro Trend (SMarT)
Fund, and Redwood Activist
Leaders(tm) Fund as of October 31,
2018 and for the period November 2,
2017 (date of commencement of
operations) through October 31, 2018
(six of the funds in the Two Roads
Shared Trust) (collectively, the
Funds), in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States), we considered the Funds
internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing audit procedures for the
purpose of expressing an opinion on
the financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion on
the effectiveness of the Funds
internal control over financial
reporting. Accordingly, we express no
such opinion.

Management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A funds internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the
preparation of financial statements
for external purposes in accordance
with generally accepted accounting
principles. A funds internal control
over financial reporting includes
those policies and procedures that (1)
pertain to the maintenance of records
that, in reasonable detail, accurately
and fairly reflect the transactions and
dispositions of the assets of the fund;
(2) provide reasonable assurance that
transactions are recorded as necessary
to permit preparation of financial
statements in accordance with
generally accepted accounting
principles, and that receipts and
expenditures of the fund are being
made only in accordance with
authorizations of management and
directors of the fund; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use, or
disposition of the funds assets that
could have a material effect on the
financial statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
the degree of compliance with
policies and procedures may
deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control over
financial reporting, such that there is
a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control over
financial reporting that might be
material weaknesses under standards
established by the Public Company
Accounting Oversight Board (United
States). However, we noted no
deficiencies in the Funds internal
control over financial reporting and
their operation, including controls
over safeguarding securities, which we
consider to be material weaknesses as
defined above as of October 31,
2018.

This report is intended solely for the
information and use of management
and the Board of Trustees of the Two
Roads Shared Trust and the U.S.
Securities and Exchange Commission,
and is not intended to be and should
not be used by anyone other than
these specified parties.

/s/ GRANT THORNTON LLP


New York, New York
December 31, 2018